Himax Technologies, Inc. (the Parent Company only)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note 25. Himax Technologies, Inc. (the Parent Company only)

As a holding company, dividends received from Himax Technologies, Inc.’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law as well as statutory and other legal restrictions.

The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Balance Sheets

	December 31,
	2013	2014
	(in thousands)

Cash	$268	372
Other current assets	912	1,688
Investment in non-marketable securities	5,600	432
Investments in subsidiaries	680,841	725,974
Total assets	$687,621	728,466

Current liabilities	$233	227
Short-term debt	86,500	111,000
Debt borrowing from a subsidiary	151,064	144,615
Total equity	449,824	472,624
Total liabilities and equity	$687,621	728,466

Himax Technologies, Inc. had no guarantees as of December 31, 2013 and 2014.

Condensed Statements of Income

	Year ended December 31,
	2012	2013	2014
		(in thousands)

Revenues	$-	-	-
Costs and expenses	695	(248)	525
Operating Income (loss)	(695)	248	(525)
Equity in earnings from subsidiaries	54,929	59,402	49,656
Gain on sale of investment securities	-	-	10,743
Other non-operating income (loss)	(2,637)	1,826	6,724
Earnings before income taxes	51,597	61,476	66,598
Income taxes expenses	(1)	-	-
Net Income	$51,596	61,476	66,598

Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2012	2013	2014
		(in thousands)

Net income	$51,596	61,476	66,598
Other comprehensive income (loss):
Unrealized losses on securities, not subject to income tax:	(589)	(4)	(2)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	59	(12)	(33)
Reclassification adjustment for realized losses (gains) included in net income	(648)	8	31
Foreign currency translation adjustments, not subject to income tax	52	161	(170)
Net unrecognized actuarial gain (loss), net of tax of $8, $(99) and $43 in 2012, 2013 and 2014, respectively	234	(432)	268
Comprehensive income	$51,293	61,201	66,694

Condensed Statements of Cash Flows

	Year ended December 31,
	2012	2013	2014
		(in thousands)
Cash flows from operating activities:
Net income	$51,596	61,476	66,598
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings from subsidiaries	(54,929)	(59,402)	(49,656)
Gain on sale of investment securities	-	-	(10,743)
Changes in operating assets and liabilities:
Other current assets	311	(77)	(775)
Other current liabilities	1,637	57	(5)
Net cash provided by (used in) operating activities	(1,385)	2,054	5,419
Cash flows from investing activities:
Purchases of investment securities	-	(4,000)	-
Disposals of investment securities	-	-	14,743
Purchases of equity method investments	-	(60)	-
Proceeds from capital reduction of investments	-	-	1,168

	Year ended December 31,
	2012	2013	2014
		(in thousands)
Net cash provided by (used in) investing activities	-	(4,060)	15,911
Cash flows from financing activities:
Distribution of cash dividends	$(10,680)	(42,394)	(46,042)
Proceeds from borrowing of short-term debt	266,000	295,320	370,500
Repayment of short-term debt	(277,200)	(262,820)	(346,000)
Investment returned from subsidiaries	56,836	-	11
Proceeds from issue of RSUs from subsidiaries	1,306	9,212	6,754
Proceeds from (repayment of) debt from a subsidiary	(25,500)	1,881	(6,449)
Acquisitions of ordinary shares for retirement	(8,886)	-	-
Net cash provided by (used in) financing activities	1,876	1,199	(21,226)
Net increase (decrease) in cash	491	(807)	104
Cash at beginning of year	584	1,075	268
Cash at end of year	$1,075	268	372

Supplemental disclosures of cash flow information:
Interest paid during the year	$264	301	431
Income taxes paid during the year	$1	-	-